Average Annual Total Returns - Class A C Inst Serv Inv R6 Shares - Goldman Sachs Technology Opportunities Fund	Class A Shares 1 Year	Class A Shares 5 Years	Class A Shares 10 Years	Class A Shares Inception Date	Class A Shares Return After Taxes on Distributions 1 Year	Class A Shares Return After Taxes on Distributions 5 Years	Class A Shares Return After Taxes on Distributions 10 Years	Class A Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Shares 1 Year	Class C Shares 5 Years	Class C Shares 10 Years		Class C Shares Inception Date	Institutional Shares 1 Year	Institutional Shares 5 Years	Institutional Shares 10 Years	Institutional Shares Inception Date	Service Shares 1 Year	Service Shares 5 Years	Service Shares 10 Years	Service Shares Inception Date	Investor Shares 1 Year	Investor Shares 5 Years	Investor Shares 10 Years	Investor Shares Inception Date	Class R6 Shares 1 Year	Class R6 Shares 5 Years	Class R6 Shares 10 Years	Class R6 Shares Inception Date	NASDAQ Composite Total Return Index (reflects no deduction for fees or expenses) 1 Year	NASDAQ Composite Total Return Index (reflects no deduction for fees or expenses) 5 Years	NASDAQ Composite Total Return Index (reflects no deduction for fees or expenses) 10 Years
Total	37.39%	23.17%	16.26%	Oct. 01, 1999	34.36%	19.79%	14.18%	23.86%	17.94%	13.03%	43.12%	23.66%	16.06%	[1]	Oct. 01, 1999	45.71%	25.01%	17.37%	Oct. 01, 1999	44.99%	24.40%	16.79%	Oct. 01, 1999	45.70%	24.88%	17.21%	Sep. 30, 2010	45.73%	25.02%	17.37%	Dec. 29, 2017	44.77%	22.10%	18.44%

[1]	Class C Shares automatically convert into Class A Shares eight years after the purchase date. The 10-Year performance for Class C Shares does not reflect the conversion to Class A Shares after the first eight years of performance.